Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2021
Text block1 [abstract]
Disclosure Of Detailed Information About Breakdown Of Right Of Use Assets Explanatory
The breakdown of
right-of-use
assets is as follows:

	Building lease	Office and laboratory equipment	Total
	$ in thousands
Net book value as of January 1, 2020	43,111	2,500	45,612

Additions to tangible assets	18,806	2,141	20,947
Depreciation expense	(2,251)	(647)	(2,899)
Translation adjustments	(8)	16	9

Net book value as of June 30, 2020	59,659	4,010	63,669

Gross value at end of period	65,984	5,316	71,300
Accumulated depreciation and impairment at end of period	(6,325)	(1,306)	(7,631)
Net book value as of January 1, 2021	62,424	11,421	73,845

Additions	(139)	5,666	5,527
Depreciation expense	(2,882)	(1,771)	(4,653)
Translation adjustments	(584)	(85)	(668)

Net book value as of June 30, 2021	58,819	15,232	74,050

Gross value at end of period	70,818	18,871	89,689
Accumulated depreciation at end of period	(11,999)	(3,639)	(15,638)